General (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Restructuring Cost and Reserve [Line Items]
Operating Income (Loss)	$ (116,000)
Net Cash Provided by (Used in) Operating Activities	(3,744)	$ (6,144)
Cash, Cash Equivalents, and Short-Term Investments	$ 6,700